Accounting Policies, by Policy (Policies)	9 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Merger was accounted for as a reverse recapitalization of the Company because Legacy Mobix has been determined to be the accounting acquirer under ASC Topic 805 — Business Combinations. Under this method of accounting, Chavant is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on holders of Legacy Mobix capital stock comprising a relative majority of the voting power of the Company upon consummation of the Merger and having the ability to nominate the majority of the governing body of the Company, Legacy Mobix senior management comprising the senior management of the Company, and Legacy Mobix operations comprising the ongoing operations of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy Mobix with the Merger being treated as the equivalent of Legacy Mobix issuing shares for the net assets of Chavant, accompanied by a recapitalization. The net assets of Chavant were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Legacy Mobix and the accumulated deficit of Legacy Mobix has been carried forward after Closing. All issued and outstanding securities of Chavant upon Closing were treated as issuances of securities of the Company upon the consummation of the Merger.

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and include the accounts of Mobix Labs, Inc. and its subsidiaries. The Company’s fiscal year ends on September 30. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the year ended September 30, 2023 and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The September 30, 2023 condensed consolidated balance sheet was derived from the Company’s audited financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company’s condensed consolidated financial position as of June 30, 2024 and its condensed consolidated results of operations and cash flows for the periods ended June 30, 2024 and 2023. The condensed consolidated results of operations for the three months and nine months ended June 30, 2024 are not necessarily indicative of the results to be expected for the fiscal year ending September 30, 2024 or for any other future annual or interim period.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of certain assets and liabilities; the reported amounts of net revenue and expenses for the periods covered and certain amounts disclosed in the notes to the condensed consolidated financial statements. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could differ materially from those estimates and assumptions. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

•        valuation of stock-based compensation and equity-based awards;

•        valuation of common stock for periods prior to the Merger;

•        impairment assessments of goodwill and long-lived assets;

•        measurement of the earnout liability, the PIPE make-whole liability and other liabilities carried at fair value;

•        purchase price allocation and valuations of net assets acquired in business combinations; and,

•        provisions for income taxes and related valuation allowances and tax uncertainties.

Cash

Cash

As of June 30, 2024 and September 30, 2023, the Company’s cash balance consisted of demand deposits held at large financial institutions. The Company considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Company had no cash equivalents as of June 30, 2024 or September 30, 2023. The amount of deposits maintained at any financial institution may exceed federally insured limits. The Company places its cash with high credit quality financial institutions and has not experienced any losses on its deposits of cash.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recorded at the invoiced amount and do not bear interest. For trade accounts receivable from customers, the Company performs ongoing credit evaluations of its customers and maintains an allowance for expected credit losses. The allowance for expected credit losses represents the Company’s best estimate based on current and historical information, and reasonable and supportable forecasts of future events and circumstances. Accounts receivable deemed uncollectible are charged against the allowance for expected credit losses when identified. The allowance for expected credit losses as of June 30, 2024 and September 30, 2023 and bad debt expense for the nine months ended June 30, 2024 and 2023 were not material.

Inventory

Inventory

Inventory is stated at the lower of cost, determined on a first-in, first-out basis, or net realizable value. Inventory costs consist of purchased materials, outside manufacturing costs, inbound freight and receiving costs, and capitalized overhead. The Company records an inventory reserve for losses associated with excess and obsolete items, based on available information and the Company’s current expectations of future demand, product obsolescence and market conditions. Any provision for excess and obsolete inventory is charged to cost of revenue and is a permanent reduction of the carrying value of inventory. The reserve for excess and obsolete inventory as of June 30, 2024 and September 30, 2023 and write-downs of obsolete inventory for the nine months ended June 30, 2024 and 2023 were not material.

Intangible Assets, net

Intangible Assets, net

The Company’s intangible assets principally consist of acquired developed technology and customer relationships and have finite lives ranging from one to fifteen years. The Company amortizes intangible assets over their useful lives on a straight-line basis, which the Company believes approximates the pattern in which the economic benefits of the intangible assets are expected to be utilized. To the extent that an acquired developed technology is incorporated in, or used to produce, a product the Company currently produces and sells, the related amortization expense is included in cost of revenue in the statements of operations and comprehensive loss. Amortization expense on other acquisition-related intangible assets is included in operating expenses.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets, consisting of property and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company did not record any impairment losses on long-lived assets for the three months and nine months ended June 30, 2024 and 2023.

Goodwill

Goodwill

Goodwill represents the excess of the fair value of purchase consideration of an acquired business over the fair value of the identifiable net assets acquired. Goodwill is not amortized but is tested for impairment at a reporting unit level on an annual basis on July 31, or more frequently if circumstances change or an event occurs that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company did not record any goodwill impairment losses for the three months and nine months ended June 30, 2024 and 2023.

Business Combinations

Business Combinations

The Company allocates the purchase price of an acquisition to the tangible assets acquired, liabilities assumed, and intangible assets acquired, based on their estimated fair values. The excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill.

Accounting for business combinations requires that management make significant estimates and assumptions to determine the fair value of assets acquired and liabilities assumed at the acquisition date. Although management believes the assumptions and estimates to be reasonable and appropriate, they are inherently uncertain. Critical estimates in valuing certain acquired assets may include, but are not limited to, expected future cash flows including revenue growth rate assumptions from product sales, customer contracts and acquired technologies, expected costs to develop acquired technology into commercially viable products, estimated cash flows from the projects when completed, including assumptions associated with the technology migration curve and expected selling, general and administrative costs. The discount rates used to discount expected future cash flows to present value are typically derived from a weighted-average cost of capital analysis and are adjusted to reflect inherent risks. Unanticipated events and circumstances may occur that could affect either the accuracy or validity of such assumptions, estimates or actual results.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Company uses a three-tiered hierarchy for inputs used in measuring fair value that emphasizes the use of observable inputs over the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are market participant assumptions based on market data obtained from sources independent of the Company. Unobservable inputs are the Company’s own assumptions of what market participants would use in pricing an asset or liability based on the best information available in the circumstances. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

As a basis for considering such assumptions, a three-tier hierarchy is used in management’s determination of fair value based on the reliability and observability of inputs as follows:

Level 1	—	Observable inputs that include quoted prices in active markets for identical assets or liabilities.
Level 2	—

Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic and diluted net income (loss) per share attributable to common stockholders is presented using the two-class method required for participating securities. Under the two-class method, net income (loss) is attributed to the Class A and Class B common stock and other participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. For a period in which the Company reports a net loss, diluted net loss per share is similar to basic net loss per share because potentially dilutive common shares are not assumed to have been issued if their effect is antidilutive. See Note 18, Net Loss Per Share.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes the Company’s net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. There were no differences between the Company’s net loss and comprehensive loss for the three months and nine months ended June 30, 2024 and 2023.

Revenue Recognition

Revenue Recognition

The Company accounts for revenue from contracts with customers in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The Company derives its revenues primarily from product sales to equipment manufacturers. The Company recognizes product revenue when it satisfies performance obligations under the terms of its contracts and upon transfer of control when title transfers (either upon shipment to or receipt by the customer, as determined by the contractual shipping terms of the contract) net of accruals for estimated sales returns and allowances. Such sales returns and allowances were not material for the three months and nine months ended June 30, 2024 and 2023. The Company does not have material variable consideration, and the Company’s revenue arrangements do not contain significant financing components. Payment terms are principally net 30 days to net 45 days.

The Company generally offers a limited warranty to customers covering a period of twelve months which obligates the Company to repair or replace defective products. The warranty is not sold separately and does not represent a separate performance obligation. Therefore, the Company accounts for such warranties under ASC Topic 460, Guarantees, and the estimated costs of warranty claims are accrued as cost of revenue in the period the related revenue is recorded. The Company accrues for warranty and indemnification issues if a loss is probable and can be reasonably estimated. Warranty and indemnification expenses have historically been insignificant.

The Company includes shipping and handling fees billed to customers as part of net revenue. The Company includes shipping and handling costs associated with outbound freight in cost of revenue. Sales and other taxes the Company collects, if any, are excluded from revenue.

There were no material contract assets recorded on the balance sheet in any of the periods presented. In some instances, the Company receives a partial payment of the sales price from the customer at the time an order is placed. Any such prepayments are recorded as a liability included in “Accrued expenses and other current liabilities” on the condensed consolidated balance sheets and are recognized in net revenue when the Company satisfies the related performance obligations, typically as products are shipped. All incremental customer contract acquisition costs are expensed as incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

Accounting Pronouncements Recently Adopted

Accounting Pronouncements Recently Adopted

The Company is an “emerging growth company,” as defined in the Securities Act. Under the Jumpstart Our Business Startups Act of 2012, an emerging growth company has the option to adopt new or revised accounting guidance either (i) within the same periods as otherwise applicable to public business entities, or (ii) within the same time periods as non-public business entities, including early adoption when permissible. With the exception of accounting guidance the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time periods as non-public business entities.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which provides guidance on measurement of credit losses on financial instruments. This ASU adds a current expected credit loss impairment model to GAAP that is based on expected losses rather than incurred losses whereby a broader range of reasonable and supportable information is required to be utilized in order to derive credit loss estimates. The Company adopted this guidance on a modified retrospective basis on October 1, 2023, with no material impact to the condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606 as if the acquiring entity had originated the contracts. The Company adopted this guidance on a prospective basis to business combinations occurring on or after October 1, 2023, with no material impact on its financial position or results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The disclosures required under ASU 2023-07 are also required for public entities with a single reportable segment. The ASU is effective for the Company’s fiscal year beginning October 1, 2024 and for interim periods within the Company’s fiscal year beginning October 1, 2025, with early adoption permitted. The Company does not expect adoption of ASU 2023-07 will have a material impact on its financial position or results of operations.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for the Company’s fiscal year beginning October 1, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company does not expect adoption of ASU 2023-09 will have a material impact on its financial position or results of operations.